ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 9, 2014

VIA EDGAR

Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: ALPS Variable Investment Trust

(File Nos. 333-139186 and 811-21987)

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Prospectus for the Ibbotson Growth ETF Asset Allocation Portfolio, dated April 30, 2014. The purpose of the filing is to submit the 497(c) filing dated May 2, 2014 in XBRL for the Portfolio.

If you have any questions regarding this filing, please contact me, at 720-917-0864.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary